UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Stadium Capital Management, LLC
Address:    19785 Village Office Court, Suite 101
            Bend, OR  97702

Form 13F File Number:   028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bradley R. Kent
Title:      Managing Director
Phone:      541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR          August 14, 2009
      [Signature]       [City, State]                 [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         28

Form 13F Information Table Value Total:         $393,312 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER                     TITLE OF  CUSIP         VALUE X1000 SHARES           INV.    OTHER  VOTING AUTH
                                   CLASS                                                DISC.   MGR
                                                                                                       SOLE        SHR   NONE

***CASH STORE FINANCIAL            COMMON    14756F103           10414     1403475  N    SOLE              1403475   0     0
ACXIOM CORP                        COMMON    005125109           10351     1172208  N    SOLE              1172208   0     0
ADMINISTAFF INC                    COMMON    007094105           31733     1363670  N    SOLE              1363670   0     0
AMERICAN WOODMARK CORP             COMMON    030506109           14298      596980  N    SOLE               596980   0     0
ATLANTIS GROUP INC CL A            COMMON    049156102              21      695459  N    SOLE               695459   0     0
BIG 5 SPORTING GOODS CORP          COMMON    08915P101           38423     3474013  N    SOLE              3474013   0     0
BLUELINX HOLDINGS INC              COMMON    09624H109            3405     1134884  N    SOLE              1134884   0     0
BUILDERS FIRSTSOURCE INC           COMMON    12008R107           22272     5353858  N    SOLE              5353858   0     0
CARDIAC SCIENCE CORPORATION        COMMON    14141A108             885      220167  N    SOLE               220167   0     0
CARMIKE CINEMAS INC                COMMON    143436400            4358      520008  N    SOLE               520008   0     0
CGI GROUP INC                      COMMON    39945C109           15125     1705222  N    SOLE              1705222   0     0
COMMERCIAL VEHICLE GROUP INC       COMMON    202608105            1587     1101773  N    SOLE              1101773   0     0
CPI INTL INC                       COMMON    12618M100            7055      811804  N    SOLE               811804   0     0
DESTINATION MATERNITY              COMMON    25065D100            9768      585628  N    SOLE               585628   0     0
DRESS BARN INC                     COMMON    261570105           44459     3109001  N    SOLE              3109001   0     0
FAIR ISAAC & CO INC                COMMON    303250104           10211      660504  N    SOLE               660504   0     0
KENEXA CORPORATION                 COMMON    488879107           21178     1830390  N    SOLE              1830390   0     0
MAIDENFORM BRANDS INC              COMMON    560305104            7152      623572  N    SOLE               623572   0     0
NESS TECHNOLOGIES INC              COMMON    64104X108            2828      723267  N    SOLE               723267   0     0
NORTHRIM BANK-ANCHORAGE ALASKA     COMMON    666762109             732       52554  N    SOLE                52554   0     0
OBAGI MEDICAL PRODUCTS INC         COMMON    67423R108            6645      911571  N    SOLE               911571   0     0
PANTRY INC DEL                     COMMON    698657103           13967      841369  N    SOLE               841369   0     0
REGIS CORPORATION                  COMMON    758932107           29426     1690195  N    SOLE              1690195   0     0
RURAL METRO CORP                   COMMON    781748108            6787     2661752  N    SOLE              2661752   0     0
SPORT SUPPLY GROUP INC DEL         COMMON    84916A104             124       14488  N    SOLE                14488   0     0
SPSS INC                           COMMON    78462K102           18389      551066  N    SOLE               551066   0     0
TNS INC                            COMMON    872960109           31441     1676870  N    SOLE              1676870   0     0
WEBSENSE INC                       COMMON    947684106           30278     1697194  N    SOLE              1697194   0     0



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